Pensions and other post-employment benefits - Benefit Payments (Details) € in Millions	Dec. 31, 2024 EUR (€)
2025
Benefits
Estimated future benefit payments	€ 1,676
2026
Benefits
Estimated future benefit payments	1,563
2027
Benefits
Estimated future benefit payments	1,479
2028
Benefits
Estimated future benefit payments	1,440
2029
Benefits
Estimated future benefit payments	1,394
2030–2034
Benefits
Estimated future benefit payments	5,981
Management | 2025
Benefits
Estimated future benefit payments	1,053
Management | 2026
Benefits
Estimated future benefit payments	983
Management | 2027
Benefits
Estimated future benefit payments	919
Management | 2028
Benefits
Estimated future benefit payments	861
Management | 2029
Benefits
Estimated future benefit payments	810
Management | 2030–2034
Benefits
Estimated future benefit payments	3,343
Occupational | 2025
Benefits
Estimated future benefit payments	214
Occupational | 2026
Benefits
Estimated future benefit payments	198
Occupational | 2027
Benefits
Estimated future benefit payments	184
Occupational | 2028
Benefits
Estimated future benefit payments	170
Occupational | 2029
Benefits
Estimated future benefit payments	157
Occupational | 2030–2034
Benefits
Estimated future benefit payments	609
Supplemental plans | 2025
Benefits
Estimated future benefit payments	27
Supplemental plans | 2026
Benefits
Estimated future benefit payments	26
Supplemental plans | 2027
Benefits
Estimated future benefit payments	25
Supplemental plans | 2028
Benefits
Estimated future benefit payments	24
Supplemental plans | 2029
Benefits
Estimated future benefit payments	23
Supplemental plans | 2030–2034
Benefits
Estimated future benefit payments	101
Formerly union represented | 2025
Benefits
Estimated future benefit payments	60
Formerly union represented | 2026
Benefits
Estimated future benefit payments	53
Formerly union represented | 2027
Benefits
Estimated future benefit payments	49
Formerly union represented | 2028
Benefits
Estimated future benefit payments	79
Formerly union represented | 2029
Benefits
Estimated future benefit payments	72
Formerly union represented | 2030–2034
Benefits
Estimated future benefit payments	273
Non-union representation | 2025
Benefits
Estimated future benefit payments	61
Non-union representation | 2026
Benefits
Estimated future benefit payments	62
Non-union representation | 2027
Benefits
Estimated future benefit payments	62
Non-union representation | 2028
Benefits
Estimated future benefit payments	62
Non-union representation | 2029
Benefits
Estimated future benefit payments	63
Non-union representation | 2030–2034
Benefits
Estimated future benefit payments	309
Other countries | 2025
Benefits
Estimated future benefit payments	261
Other countries | 2026
Benefits
Estimated future benefit payments	241
Other countries | 2027
Benefits
Estimated future benefit payments	240
Other countries | 2028
Benefits
Estimated future benefit payments	244
Other countries | 2029
Benefits
Estimated future benefit payments	269
Other countries | 2030–2034
Benefits
Estimated future benefit payments	€ 1,346